Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Details of Share-Based Payments
Details of share-based payments as at December 31, 2020, are as follows:

(In share)	14th grant
Grant date	June 16, 2020
Grantee	CEOs, internal directors, external directors, executives
Vesting conditions	Service condition: 1 year Non-market performance condition: achievement of performance
Fair value per option (in Korean won)	￦ 22,700
Total compensation costs (in Korean won)	￦ 5,187 million
Estimated exercise date (exercise date)	During 2021
Valuation method	Fair value method

(In share)	Employee wage negotiation
Grant date	September 21, 2020
Grantee	All employees
Vesting conditions	Current employees as of September 21, 2020
Fair value per option (in Korean won)	￦ 22,950
Total compensation costs (in Korean won)	￦ 23,317 million
Estimated exercise date (exercise date)	December 22, 2020
Valuation method	Fair value method

Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price
Changes in the number of stock options and the weighted-average exercise price as at December 31, 2019 and 2020, are as follows:

	2019
	Beginning	Grant	Expired	Exercised 1	Ending	Number of shares exercisable
12th grant	353,325	—	256,543	96,782	—	—
13th grant	—	372,023	—	—	372,023	—

Total	353,325	372,023	256,543	96,782	372,023	—

	2020
	Beginning	Grant	Expired	Exercised 1	Ending	Number of shares exercisable
13th grant	372,023	—	241,548	130,475	—	—
14th grant	—	398,856	—	—	398,856	—
Employee wage negotiation	—	1,020,105	—	1,020,105	—	—

Total	372,023	1,418,961	241,548	1,150,580	398,856	—

1	The weighted average price of ordinary shares at the time of exercise in 2020 was ￦ 25,486 (2019: ￦ 27,482).